Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment
Schedule of Property and Equipment

		Accumulated	Net
December 31, 2018	Cost	Depreciation	Book Value
	(in thousands)
Leasehold improvements	$879	$(225)	$654
Computer hardware	108	(51)	57
Office equipment and furniture	454	(218)	236
Total	$1,441	$(494)	$947

		Accumulated	Net
December 31, 2017	Cost	Depreciation	Book Value
	(in thousands)
Leasehold improvements	$652	$(115)	$537
Computer hardware	83	(35)	48
Office equipment and furniture	374	(132)	242
Total	$1,109	$(282)	$827